Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2021	Dec. 31, 2020
Weighted average lease term:
Operating leases	3 years 4 months 13 days	2 years 8 months 26 days
Weighted average discount rate:
Operating leases	4.41%	4.60%